Convertible Preferred Stock and Stockholders' Equity	6 Months Ended
Jun. 30, 2014
Convertible Preferred Stock and Stockholders' Equity
Convertible Preferred Stock and Stockholders' Equity

9. Convertible Preferred Stock and Stockholders' Equity

          At December 31, 2012, the Company was authorized to issue 147.0 million shares of common stock and no shares of convertible preferred stock. In November 2013, the Company increased the number of authorized shares of common stock to 150.0 million shares. Additionally, the Company authorized the issuance of 4.5 million shares of preferred stock, designated as Series A Preferred Stock ("Series A").

          In August 2011 and September 2011, the Company raised gross proceeds of $54.4 million through the issuance of 6,847,812 shares of common stock. Simultaneously with the consummation of the initial closing of the common stock financing in August 2011, all of the Company's issued and outstanding convertible preferred stock was converted into shares of common stock on a one for one basis. Upon conversion, the carrying value of the convertible preferred stock of $59.6 million was reclassified to common stock and additional paid-in-capital. The liquidation preference provisions of the preferred stock were considered contingent redemption provisions as there were certain events, including a change in control, that were not solely within the control of the Company. As a result, prior to conversion in August 2011, the preferred stock was reflected in the mezzanine section of the consolidated balance sheet. Holders of certain series of preferred stock were entitled to receive cumulative dividends when and if declared by the Board of Directors. No dividends were declared through August 30, 2011. Cumulative dividends on the preferred stock immediately prior to the conversion were $9.5 million, of which $2.4 million related to 2011. The dividends relating to 2011 were recorded as an increase to net loss attributable to common stock for the computation of 2011 earnings per share. No dividends were paid on the preferred stock.

          In November 2013, the Company sold an aggregate of 2,857,143 shares of Series A and warrants to purchase 666,666 shares of common stock at an exercise price of $15.00 per share to Vulcan Capital Growth Equity LLC ("Vulcan"), in a private placement at a price of $10.50 per share, for an aggregate purchase price of $30.0 million.

          The Series A may be converted at any time after issuance, at the option of the holder, into shares of common stock as is determined by dividing the applicable issue price by the applicable conversion price of each share as defined in the Company's Certificate of Incorporation. The conversion rate for the Series A is initially one for one, subject to anti-dilution and other customary adjustments.

          Each share of the Series A will automatically convert into common stock, at the then applicable conversion rate, upon (i) the closing of a firm commitment underwritten initial public offering of the Company's common stock pursuant to a registration statement under the Securities Act of 1933, or (ii) upon the receipt by the Company of a written request for such conversion from the holders of the majority of the Preferred Stock then outstanding, or, if later, the effective date for conversion specified in such request.

          Series A holders are entitled to receive non-cumulative dividends when and if declared by the Board of Directors at an annual rate of $0.84 per share. No dividends were declared in 2013 and in the six months ended June 30, 2014 (unaudited).

          In the event of any liquidation, dissolution or winding up of the Corporation, either voluntary or involuntary, including a change in control or sale of substantially all assets of the Company, (collectively "a Liquidation") the holders of the Series A are entitled to receive, prior and in preference to any distribution of any of the assets of the Company to the holders of the Common Stock by reason of their ownership of such stock, an amount per share for each share of Series A held by them equal to the sum of (i) the liquidation preference specified for such share of Series A, and (ii) all declared but unpaid dividends (if any) on such share of Series A. After payment to the Series A, remaining assets, if any, will be distributed pro rata among the common stockholders. If upon a Liquidation, the assets of the Company legally available for distribution of the holders of the Series A are insufficient to permit the payment to such holders of the full amounts specified, then the entire assets of the Company legally available for distribution will be distributed with equal priority and pro rata among the holders of the Series A in proportion to the full amounts they would otherwise be entitled to receive. Holders of Series A have no preemptive, subscription or other rights, and there are no redemption or sinking fund provisions applicable to the preferred stock. The liquidation preference provisions of preferred stock are considered contingent redemption provisions and as a result, the Series A is reflected in the mezzanine section of the consolidated balance sheet at December 31, 2013.

          Each holder of outstanding shares of Series A is entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Series A are convertible. Holders of Series A vote together with the holders of common stock as a single class. Authorized shares may be increased or decreased (but not below the number of shares of common stock then outstanding) by vote of the holders of a majority of the stock of the Company. As long as any shares of Series A are outstanding, the Company will not, without first obtaining approval of the holders of more than 50% of the outstanding Series A amend, alter or repeal any provision of the Certificate of Incorporation if such act adversely affects the rights, preferences, privileges or powers of, or restrictions provided for the benefit of the Series A holders.

          In May 2014, immediately prior to the completion of the Company's IPO, all of the outstanding shares of the Series A preferred stock automatically converted into 2,857,143 shares (unaudited) of common stock on a one-to-one basis.

Stock Repurchases

          During the year ended December 31, 2011, the Company repurchased a total of 2,307,866 shares of common stock at an average price of $6.57 per share for an aggregate amount of $15.2 million. Of the 2,307,866 shares repurchased, 1,761,006, representing $14.0 million of the cost, were retired and recorded as a reduction of common stock and additional paid-in-capital. The remaining shares were sold to existing investors at the same price which the Company paid to repurchase the shares.

          During the year ended December 31, 2012, the Company repurchased a total of 265,274 shares of common stock at an average price of $6.21 per share for an aggregate amount of $1.7 million in cash. Of the 265,274 shares of common stock repurchased, 110,278 shares were repurchased from the Company's CEO in September 2012; 24,916 shares of common stock were repurchased from a former employee in accordance with a severance agreement in October 2012 and 130,080 shares of common stock were repurchased in connection with an executed employment agreement with its CEO. Pursuant to an employment agreement, the Company's CEO was also provided the right to sell $1.0 million shares of common stock that were vested for at least six months to the Company during December 2012 at the fair value per share at the time of the sale. On December 28, 2012, the Company repurchased 130,080 shares at a price of $8.00 in connection with this agreement. All repurchased shares were retired and have been recorded as a reduction of common stock and additional paid-in capital.

          During the year ended December 31, 2013, the Company repurchased a total of 112,422 shares of common stock at a price of $8.90 per share for an aggregate amount of $1.0 million in cash. All shares were repurchased from the Company's CEO in December 2013 in connection with his executed employment agreement. Pursuant to the employment agreement, the Company's CEO was provided the right to sell $1.0 million shares of common stock that were vested for at least six months to the Company during December 2013 at the fair value per share at the time of sale upon certain performance conditions being met (See "Other Equity Awards" below within "Note 9"). The repurchased shares were retired and have been recorded as a reduction of common stock and additional paid-in capital.

Warrants to Purchase Preferred Stock and Common Stock

          From 2005 to 2008, the Company issued warrants to purchase various classes of preferred stock totaling 412,222 shares. These warrants were immediately exercisable, in whole or in part at exercise prices of $1.53 and $1.80 per share. The expiration date of the warrants ranged from April 2012 to September 2014. In 2011, the Company's issued and outstanding convertible preferred stock was converted into shares of common stock. Simultaneously, the holders of convertible preferred stock warrants automatically converted their warrants into warrants to purchase shares of common stock. Accordingly, the Company recorded an adjustment to reclassify the then fair value of $2.6 million of the convertible preferred stock warrant liability to additional paid-in capital. During the year ended December 31, 2012, warrants to purchase 353,856 shares were exercised at an exercise price of $1.80 per share. During the year ended December 31, 2013, warrants to purchase 21,093 shares were exercised at an exercise price of $1.53 per share. At December 31, 2012 and 2013 and June 30, 2014 (unaudited), warrants to purchase 58,366 shares, 32,222 shares and 32,222 shares, respectively, of common stock at an exercise price of $1.53 per share were outstanding.

  Warrants Issued to USAA

          On March 12, 2009, June 25, 2010, and on January 1, 2012, the Company entered into agreements with USAA, an affinity partner and significant stockholder of the Company, which agreements provided for the issuance of warrants to purchase shares of the Company's common stock if minimum performance milestones, based on the level of vehicle sales, were achieved. The warrants issued to USAA were in exchange for marketing services performed by USAA under the Company's affinity group marketing program. The purpose of the marketing services performed by USAA is to create awareness and to acquire traffic for, and drive users to, the Company's auto buying platforms. For that reason warrants issued to USAA are recorded as sales and marketing expenses in the Company's consolidated statements of comprehensive loss. On November 24, 2009, the minimum performance milestones were reached and a fully vested warrant was issued by the Company which allows for the purchase of up to 961,482 shares of common stock at $0.83 per share. These warrants were outstanding at December 31, 2012 and 2013.

          On June 25, 2010, an additional warrant to purchase up to 1,653,333 shares of the Company's common stock at $2.12 per share was issued to USAA. The warrant became exercisable based on the achievement of performance milestones based on the level of vehicle sales. During 2011, the performance milestones were fully achieved and the affinity partner received a warrant to purchase the full 1,653,333 shares of common stock. The warrant was fully vested at December 31, 2011. For the year ended December 31, 2011, the Company recognized expense of $0.4 million related to this warrant. The warrant will expire at the earlier of (i) eight (8) years from issuance, (ii) ninety (90) days after the expiration of the affinity agreement, or (iii) immediately prior to the close of an initial public offering of the Company's common stock. In 2011, the Company recorded the fair value of the warrant based on the following assumptions using the Black-Scholes option pricing model: expected life of 7.1 to 7.4 years, risk-free interest rate 2.39% to 2.95% and volatility of 50%. These warrants were outstanding at December 31, 2012 and 2013.

          On January 1, 2012, the Company issued another warrant to USAA which allows USAA to purchase up to 1,042,666 shares of the Company's common stock at $7.95 per share if minimum performance milestones are reached. The warrant becomes exercisable based on the achievement of the performance milestones. For the year ended December 31, 2012 and 2013, a portion of their performance milestone was achieved and the Company recognized expense of $0.3 million and $1.1 million related to warrants to purchase 31,201 and 415,349 shares of common stock that have been earned and are vested, respectively. For the six months ended June 30, 2013 and 2014, the Company recognized expense of $0.4 million (unaudited) and $0.7 million (unaudited) related to warrants to purchase 154,294 shares (unaudited) and 203,803 shares (unaudited) of common stock that have been earned and are vested, respectively. The warrant will expire at the earlier of (i) eight (8) years from issuance, (ii) ninety (90) days after the expiration of the affinity-agreement with USAA, or (iii) immediately prior to the close of an initial public offering of the Company's common stock. In 2012, the Company recorded the fair value of the warrants based on the following assumptions using the Black-Scholes option pricing model: expected life 7.0 to 8.0 years, risk free rate of 1.02% to 1.77% and volatility of 50.0% to 58.6%. In 2013, the Company recorded the fair value of the warrants based on the following assumptions using the Black-Scholes option pricing model: expected life 2.0 to 2.9 years, risk free rate of 0.29% to 0.52% and volatility of 47.4% to 52.8%.

          In May 2014, the Company and USAA agreed to an extension of the affinity group marketing agreement with USAA. As part of the agreement, the Company issued to USAA a warrant to purchase 1,458,979 shares (unaudited) of the Company's common stock, which will be exercisable in two tranches. The first tranche of 392,313 shares (unaudited) has an exercise price of $7.95 per share (unaudited) and the second tranche of 1,066,666 shares (unaudited) has an exercise price of $15.00 per share (unaudited). The warrant becomes exercisable based on the achievement of performance milestones based on the level of vehicle sales of USAA members through the Company's auto buying platforms. The warrant terminates on the earlier of the eighth anniversary of the date of issuance, the first anniversary of the termination of the USAA car-buying program or the date on which the Company no longer operates the USAA car-buying program. In addition, the agreement provides for the Company to spend marketing program funds with the actual level of marketing spend to be mutually agreed upon by USAA and the Company, subject to limits based on the number of actual vehicle sales generated through the affinity group marketing program (Note 13). For the six months ended June 30, 2014, the Company recognized expense of $1.2 million (unaudited) related to warrants to purchase 136,755 shares (unaudited) of common stock that had been earned and vested.

          Warrants to purchase 3,265,168 shares (unaudited) of the Company's common stock earned from agreements entered into prior to May 2014 were exercised in connection with the Company's IPO in May 2014 for an aggregate purchase price of $9.5 million (unaudited).

  Warrants Issued to Third Party Marketing Firm

          On February 25, 2011, the Company entered into a media and marketing services agreement with a direct marketing firm. Under the arrangement, the marketing firm will provide media purchasing, production, advertising, and marketing services in connection with the advertising and marketing of the Company's services. In addition to cash consideration, the Company agreed to issue a warrant to the marketing firm to purchase up to 1,433,333 shares of the Company's common stock at a price of $6.02 per share. Under the warrant agreement, one share of common stock becomes exercisable for each $27.90 of media placement costs the Company incurs. All shares under the warrant agreement will become exercisable in accordance with the vesting schedule or termination by either party pursuant to the agreement in the event of a default, as defined. The warrant expires eight years from the issuance date. The Company does not have a guaranteed purchase commitment under the terms of the agreement. Effective September 1, 2012, the warrant agreement was amended ("First Amendment") to allow the direct marketing firm, for the period September 1, 2012 through April 30, 2013, to vest in warrants at the greater of i) one share of common stock for each $27.90 that the Company expends or becomes obligated to expend at the end of each month through any media provider on media placement costs, or ii) 44,800 shares per month if the Company has not expended or become obligated to expend $1 million on media placement costs per month. Effective April 30, 2013, the warrant agreement was amended ("Second Amendment") to allow the direct marketing firm, for the period May 1, 2013 through July 31, 2013, to vest in a manner consistent with the First Amendment. Effective July 1, 2013, the warrant agreement was amended ("Third Amendment") to allow the direct marketing firm, for the period July 1, 2013 through December 31, 2013, to vest in warrants at the greater of i) one share of common stock for each $27.90 that the Company expends or becomes obligated to expend at the end of each month through any media provider on media placement costs, or ii) 17,926 shares per month on July 31, 2013 and 35,842 shares per month thereafter if the Company has not expended or become obligated to expend $1 million on media placement costs per month. In December 2013, the warrant agreement was amended ("Fourth Amendment") to extend the effective term under the Third Amendment for an additional six months through June 30, 2014. All other terms under the Third Amendment remain in full force and effect during this extended six month period.

          In 2011, the Company recorded the fair value of the warrants based on the following assumptions using the Black-Scholes option pricing model: expected life of 7.17 to 7.67 years, risk free rate 1.38% to 2.65% and volatility of 56.5%. In 2012, the Company recorded the fair value of the warrants based on the following assumptions using the Black-Scholes option pricing model: expected life of 5.8 to 7.1 years, risk free rate of 0.62% to 1.39% and volatility of 58.6% to 59.5%. In 2013, the Company recorded the fair value of the warrants based on the following assumptions using the Black-Scholes option pricing model: expected life of 5.2 to 6.5 years, risk free rate of 0.63% to 1.81% and volatility of 51.5% to 59.5%. For the years ended December 31, 2011, 2012 and 2013, the Company recognized expense of $1.7 million related to 277,685 warrants earned, $1.6 million related to 207,710 warrants earned and $2.5 million related to 604,266 warrants earned, respectively. For the six months ended June 30, 2013 and 2014, the Company recognized expense of $0.7 million (unaudited) and $2.3 million (unaudited) related to 268,800 (unaudited) and 343,665 (unaudited) warrants earned, respectively. The expense has been reflected as sales and marketing expense on the accompanying consolidated statements of comprehensive loss.

Warrants Issued in Connection with Business Acquisitions

          On April 29, 2011, in connection with the acquisition of Honk (Note 3), The Company issued a warrant for the purchase of 5,724 shares of the Company's common stock at $0.01 per share. These fully vested warrants expire on April 29, 2021 or upon a qualified liquidity event and were outstanding at December 31, 2012 and 2013.

          On October 1, 2011, in connection with the acquisition of ALG (Note 3), the Company issued warrants to purchase 4,231,416 shares of common stock at an exercise of $7.95 per share. The warrants were valued at the acquisition date using the Black-Scholes option pricing model with the following assumptions: contractual term of one year, expected volatility of 45%, risk-free rate of 0.19% and zero dividend-yield. Common stock warrants in the amount of 4,231,416 at an exercise price of $7.95 per share were net exercised at December 31, 2012 for the total shares issued of 23,816.

  Warrants Issued to Yahoo!

          On April 12, 2012, the Company issued a warrant to Yahoo! in accordance with the Automotive Website Program Partnership agreement, to purchase up to 8,000,000 shares of the Company's common stock, with shares vesting in 666,666 share increments on a quarterly basis over the period beginning January 1, 2012 through December 31, 2014. The exercise price of the warrants was $11.51 per share for warrant shares that vested during 2012, and would be at a price equal to the Company's common stock per share fair value at December 31, 2012 and December 31, 2013 for 2013 and 2014, respectively. On June 29, 2012, the Automotive Website Program Partnership Agreement was modified and the unvested warrants to purchase an aggregate of 7,333,333 shares of common stock were cancelled. At the date of amendment 666,666 of the warrants had vested. In 2012, the Company recorded the fair value of the warrants based on the following assumptions using the Black-Scholes option pricing model: expected life of 0.2 to 2.9 years, risk free rate of 0.06% to 0.50% and volatility of 50.9%. For the year ended December 31, 2012, the Company recognized expense of $0.1 million related to the 666,666 warrants earned. These warrants expired unexercised during 2012.

  Warrants Issued to Financial Institution

          On June 13, 2012, in connection with the execution of the amended credit facility (Note 7), the Company entered into a warrant agreement with financial institution to purchase 26,666 shares of the Company's common stock, at an exercise price of $11.51 per share if the Company draws on the credit facility at any time after the issuance date. If at any time, the advances to the Company in aggregate principal amount are greater than $4.0 million, the number of shares increases to 66,666. The warrants are immediately vested upon drawing on the line and expire on the earlier of June 13, 2022, or an acquisition of the Company consisting solely of cash and or marketable securities. The warrant is automatically net exercised on the expiration date, if the fair market value per share of the Company's common stock at expiration date is greater than the warrant exercise price. On June 13, 2013 the Company entered into a second amendment and restated loan and security agreement which reduced the exercise price of the warrants to $7.92. On August 29, 2013, the Company drew down $5.0 million on the credit facility, triggering the issuance of warrants to purchase 66,666 shares of TrueCar's common stock at an exercise of $7.92 per share. In 2013, the Company recorded the relative fair value of the warrants based on the following assumptions using the Black-Scholes option pricing model: life of 10 years, risk free rate of 2.78% and volatility of 64.8%. For the year ended December 31, 2013, the Company recorded the fair value of the warrants to additional paid-in capital, offset by a debt discount, reducing the carrying value of the line of credit. The debt discount is amortized over the life of the loan as interest expense using the effective interest method.

          In June 2014, warrants to purchase 66,666 shares (unaudited) of the Company's common stock were exercised through a net settlement election. The Company issued 27,526 shares (unaudited) of its common stock to the financial institution.

  Warrants Issued to Vulcan

          In November 2013, in the Vulcan private placement, the Company issued to Vulcan a warrant to purchase 666,666 shares of its common stock at an exercise price of $15.00 per share. The warrant is immediately exercisable and expires in November 2015. The Company allocated the $30.0 million aggregate proceeds from the issuance of Series A and the warrant based on their relative fair values. Approximately $0.7 million and $29.2 million were allocated to the warrant and Series A, respectively, net of issuance costs. The warrant is classified in equity and the fair value of the warrant was recorded as additional paid-in capital at December 31, 2013. The Company recorded the relative fair value of the warrant based on the following assumptions using the Black-Scholes option pricing model: expected life of 2 years, risk free rate of 0.31% and volatility of 49.4%.

Convertible Promissory Note

          On February 25, 2011, the Company received cash proceeds of $2.0 million by issuing a convertible promissory note to a direct marketing firm. The convertible promissory note bore interest at 6% per annum and was due and payable upon demand by the holder at any time after August 25, 2011. All principal and accrued interest under the convertible note was automatically convertible into shares of the Company's preferred stock issued and sold at the close of the Company's next equity financing. The number of shares of preferred stock to be issued was equal to the quotient obtained by dividing the entire principal and accrued interest amount due under the convertible note by the lowest price per share paid for the next round of preferred stock. At August 25, 2011, the Company had not consummated an equity financing as defined in the convertible promissory note; however, on August 30, 2011, the Company raised capital through the issuance of common stock. The holder of the note agreed to exchange $2.1 million of principal and accrued interest due under the convertible note for 259,098 shares of the Company's common stock.

Other Equity Awards

          In December 2012, pursuant to an amendment to the Company's CEO's employment agreement, the CEO was provided with the right to sell $1.0 million of common stock to the Company during December 2012 and December 2013, respectively, at the then fair value of the Company's common stock. In the event of the repurchases of common stock by the Company, the CEO was also entitled to receive options to purchase the equivalent number of shares of common stock at the then fair value of common stock. The CEO exercised his right to have the Company repurchase 130,080 and 112,422 shares of common stock in December 2012 and 2013, respectively, and the Company subsequently issued the CEO options to purchase the equivalent number of shares of common stock at the fair value of common stock on the respective grant dates. The options associated with the December 2013 repurchase were contingently issuable based upon the achievement of certain performance conditions related to specified cash balances or adjusted earnings before interest, income taxes, depreciation, and amortization during the allotted time period and continued service of the CEO. As the performance conditions were probable and the performance conditions were achieved during the year ended December 31, 2013, the Company recognized $0.2 million of compensation expense related to these awards. For the six months ended June 30, 2014, the Company recognized $0.4 million (unaudited) of compensation expense related to these awards. At June 30, 2014, the Company expects to record additional estimated stock-based compensation expense of $0.6 million (unaudited) over a weighted-average period of 2.9 years (unaudited) related to both of the option awards. The shares of common stock related to the December 2013 right to sell $1.0 million of common stock to the Company were classified within the mezzanine section of the consolidated balance sheets at December 31, 2012 as the shares were contingently redeemable at the option of the CEO.

Reserve for Unissued Shares of Common Stock

          The Company is required to reserve and keep available out of its authorized but unissued shares of common stock such number of shares sufficient for the exercise of all outstanding warrants, plus shares granted and available for grant under the Company's stock option plan.

          The amount of such shares of the Company's common stock reserved for these purposes at December 31, 2013 is as follows:

Number of Shares
Common stock issued	59,955,343
Outstanding stock options	18,363,144
Outstanding common stock warrants	5,930,758
Outstanding Series A preferred stock	2,857,143
Additional shares available for grant under the 2005 Plan	604,093

Total	87,710,481

Exchange of shares for services

          The Company entered into a common stock purchase agreement with a third party vendor that provided legal services to the Company. The common stock purchase agreement allowed the Company to enter into a Conversion Option Agreement ("Conversion Option"), which allowed the Company to pay 20% of its bill rendered for legal service in shares of common stock of the Company at a price of $11.51 for $0.9 million of the lesser of (i) $11.51 per share, or (ii) the value, as of the 15th of each month during the term of the engagement, implied by the most recent equity financing consummated during the term of the engagement. On various dates throughout 2012, the Company exercised its Conversion Option and exchanged 73,883 shares of common stock of the Company at a price of $11.51 for $0.9 million of legal services rendered for the period ended December 31, 2012. The fair value of the shares exchanged during the year ended December 31, 2012 ranged from $7.92 to $9.75 resulting in a gain of $0.2 million on the transaction related to the issuance of these shares.

  Shares issued for legal settlement

          In November 2013, the Company entered into a fully executed settlement agreement with one of its marketing sponsorship partners. Pursuant to the settlement agreement, the Company paid $0.3 million in cash and issued 36,666 shares of common stock to the marketing sponsorship partner in November 2013 and recorded a total expense of $0.6 million.